Statements of Stockholders' Deficit (Parenthetical) - shares	Dec. 15, 2022	Nov. 01, 2021	Nov. 01, 2021	Sep. 27, 2021	May 20, 2021
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued	499,992
Stock split description		a 1 1/3 for 1 forward stock split
Founder Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued			4,791,667		4,312,500
Stock forfeiture				718,750
Stock split description			the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares.